Equity accounted investments (Tables)	12 Months Ended
Dec. 31, 2025
Investments accounted for using equity method [abstract]
Schedule of components of equity method investments	The Group holds the following equity-accounted investments:

Figures in million – SA rand	Notes	2025	2024	2023
Rand Refinery[1]	18.1	1,282	766	660
Mimosa[2]	18.2	3,784	4,920	5,146
Peregrine[2]	18.3	1,191	1,260	1,247
Other equity-accounted investments[3]		303	377	95
Total equity-accounted investments		6,560	7,323	7,148
1Associate
2Joint venture
3Includes the Group's investment in Glint Incorporated (associate) acquired during 2022. The investment has a carrying value of R77 million (2024: R118 million, 2023:
R92 million) at 31 December 2025. The balance also includes the Group's equity-accounted investments in Mexico and India, acquired through the Reldan business combination (see note 16.2) which has a combined carrying value of R223 million (2024: R258 million) at 31 December 2025

Schedule of movement in equity method investments	The movement in the equity-accounted investment in Rand Refinery for the year is as follows:

Figures in million – SA rand	2025	2024	2023
Balance at beginning of the year	766	660	578
Share of results of equity-accounted investee after tax[1]	516	327	315
Dividends received	—	(221)	(233)
Balance at end of the year	1,282	766	660
1Since Rand Refinery has a 31 August year end, it is equity-accounted based on its latest management accounts for the period ended 30 November
The movement in the equity-accounted investment in Mimosa for the year is as follows:

Figures in million – SA rand	Note	2025	2024	2023
Balance at the beginning of the year		4,920	5,146	6,650
Share of results of equity-accounted investee after tax		(148)	(97)	(1,479)
Impairment	10	(64)	—	(423)
Dividends received		(359)	(180)	(208)
Foreign currency translation		(565)	51	606
Balance at end of the year		3,784	4,920	5,146
The equity-accounted investment in Peregrine movement for the year is as follows:

Figures in million – SA rand	Note	2025	2024	2023
Balance at the beginning of the year		1,260	1,247	1,160
Additions		91	—	—
Share of results of equity-accounted investee after tax		(7)	—	—
Impairment of loan to Peregrine	10	—	—	(18)
Foreign currency translation		(153)	13	105
Balance at end of the year		1,191	1,260	1,247

Schedule of group's interest in summarised financial statements of associate	The Group’s interest in the summarised financial statements of Rand Refinery is as follows:

Figures in million – SA rand	2025	2024	2023
Revenue	2,644	2,129	1,738
Total comprehensive income	1,140	735	708
Non-current assets	923	803	761
Current assets	2,956	2,238	1,890
Non-current liabilities	(103)	(117)	(44)
Current liabilities	(752)	(529)	(688)
Net assets (100%)	3,024	2,395	1,919
Reconciliation of the total investment in Rand Refinery with attributable net assets:
Net assets (44.4%)	1,344	1,065	853
Dividend received[1]	—	(221)	(116)
Fair value adjustment[2]	(36)	(36)	(36)
Reconciling items[3]	(26)	(42)	(41)
Total investment in Rand Refinery	1,282	766	660
1The dividend received relates to the dividend received from Rand Refinery after 30 November. The total dividend received for 2024 amounted to R221 million  (2023:
R233 million)
2The investment in equity-accounted investee was fair valued at 1 July 2002, the date when significant influence was obtained
3Reconciling items relate to adjustments on consolidation of DRDGOLD’s interest in Rand Refinery
The Group’s interest in the summarised financial statements of Mimosa is as follows:

Figures in million – SA rand	2025	2024	2023
Revenue	7,225	6,207	6,433
Amortisation and depreciation	(824)	(667)	(951)
Interest income	28	12	64
Finance expense	(116)	(89)	(56)
Income and royalty tax	(400)	(374)	554
Income tax	(90)	(112)	820
Royalty tax	(310)	(262)	(266)
Profit or loss	(296)	(194)	(2,957)
Other comprehensive income	(1,129)	101	1,213
Total comprehensive income	(1,425)	(93)	(1,744)
Non-current assets	4,268	6,062	5,675
Property, plant and equipment[1]	4,268	6,062	5,675
Right-of-use assets	—	—	—
Current assets	6,323	6,406	6,997
Cash and cash equivalents	878	274	770
Other current assets	5,445	6,132	6,227
Non-current liabilities	(1,106)	(1,216)	(1,037)
Non-current financial liabilities[2]	—	—	—
Other non-current liabilities	(1,106)	(1,216)	(1,037)
Current liabilities	(942)	(573)	(403)
Current financial liabilities[2]	(942)	(573)	(403)
Other current liabilities	—	—	—
Net assets (100%)	8,543	10,679	11,232
Reconciliation of the total investment in Mimosa with attributable net assets:
Net assets (50%)	4,272	5,340	5,616
Impairment of investment in Mimosa	(64)	—	(423)
Reconciling items[3]	(424)	(420)	(47)
Total investment in Mimosa	3,784	4,920	5,146
1The Group impaired the property, plant and equipment of Mimosa at 31 December 2025 (see note 10) which amounted to R1,071 million (2023: R3,728 million of which the
Group's 50% share amounted to R535 million (2023: R1,864 million) amounting to R461 million (2023:R1,384 million) net of tax (see note 12.3))
2Non-current and current financial liabilities (excluding trade and other payables and provisions) were zero for all periods presented
3The reconciling items include the difference between the carrying amount and fair value of the Mimosa’s identifiable assets and liabilities on acquisition less accumulated amortisation, and foreign exchange differences on translation of assets and liabilities of the foreign joint venture

Schedule of group's interest in summarised financial statements of joint venture	The Group’s interest in the summarised financial statements of Peregrine is as follows:

Figures in million – SA rand	2025	2024	2023
Non-current assets	596	2,859	2,830
Current assets	74	—	—
Non-current liabilities	(679)	(10)	(9)
Current liabilities	(46)	—	—
Net assets (100%)	(55)	2,849	2,821
Reconciliation of the total investment in Peregrine with attributable net assets:
Net assets (20%)[1]	(11)	570	564
Reconciling items[2]	1,202	690	683
Total investment in Peregrine	1,191	1,260	1,247
1For comparative periods, disclosed on the basis that Aldebaran would successfully complete their earn-in obligation in terms of the agreement as described above. The earn-in was successfully completed during 2025
2The reconciling items include the difference between the carrying amount and fair value of the Peregrine’s identifiable assets and liabilities on acquisition less accumulated amortisation, and foreign exchange differences on translation of assets and liabilities of the foreign equity-accounted investment. This also includes the dilution in the interest resulting from the earn-in requirements as well as movements in net assets during the farm-in/farm-out period during which equity-accounting was suspended

Schedule of cash flows for equity accounted investments	The table below summarises the cash paid during the year for investments in equity-accounted investees:

Figures in million – SA rand	2025	2024	2023
Century	—	—	(373)
Peregrine	(91)	—	—
Glint	—	(35)	(23)
Total cash paid	(91)	(35)	(396)